Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
CAPITAL STOCK

7.	CAPITAL STOCK

a)	Issued Shares

Pursuant to the mineral property option agreement for the Pires Gold Project, on February 22, 2011, the Company issued a total of 100,000 common shares with a fair value of US $15,000.

Pursuant to a non-brokered private placement, the Company issued at total of 3,074,120 Units on April 13, 2012 for total proceeds of $153,706 at $0.05 per unit. Each unit consists of one common share of the Company and one half share purchase warrant. Each whole warrant is exercisable on or before April 13, 2013 at a price of $0.10 per share and on or before April 13, 2014 at a price of $0.15 per share.

On March 30, 2012, the Company agreed to purchase the 10% interest earned by Ansell Capital in the Pires Gold Project for $10,000 cash and the issuance of 300,000 shares from treasury. The shares have been issued at a fair value of $0.05 per common share (Note 4).

b)	Stock Options

In February 2004, the Company implemented a Stock Option Plan (“SOP”) for its officers, directors and employees to allow for up to 160,000 share purchase options to be granted at US $2.50 per share, for a period not to exceed five years. In November 2004, the SOP was amended to provide for the issuance of up to 220,000 incentive stock options to directors, officers, employees and non-investor relations consultants. During January 2006, the Company increased the stock option plan from 220,000 shares to 720,000 shares.

Activity under the SOP is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price (U.S. $)	Weighted Average Life
Balance, December 31, 2010	720,000	0.35	3.60
Options cancelled during the year	720,000	0.35	-
Balance, December 31, 2011 and 2012	-	-	-

There has been no activity in number of options outstanding during the year ended December 31, 2012.

c)	Warrants

On January 25, 2010, pursuant to a private placement, 1,613,162 warrants at an exercise price of US $0.25 per share were issued. Each warrant was exchangeable for one common share and expired on January 25, 2011. During the year ended December 31, 2011, the expiry date of the warrants was extended one year to January 25, 2012 with no other changes to the terms of the warrants. The fair value of the term extension was calculated to be $63,708 using the Black-Scholes option pricing model with the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 164%, (3) risk free interest rate of 1.32% and, (4) expected life of 1 year. The $63,708 was recorded as a stock-based financing fee. The warrants expired unexercised on January 25, 2012.

On April 13, 2012, pursuant to a private placement, 1,537,060 warrants at an exercise price of $0.10 in the first year and $0.15 in the second year were issued. Activity in warrants is summarized as follows:

		Weighted
	Warrants Outstanding	Average Exercise Price		Weighted Average Life
Balance, December 31, 2010 and 2011	1,613,162	$	US 0.25	0.07
Issued during the year	1,537,060		$0.10/$0.15	1.00/2.00
Exercised during the year	-		-	-
Expired during the year	(1,613,162)	$	US 0.25	-
Balance, December 31, 2012	1,537,060		$0.10/0.15	0.28/1.28